Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2022	$231,714,888	$(111,751,904)	$119,962,984

Acquisitions and improvements	79,074,113	—	79,074,113

Depreciation for the year	—	(4,902,831)	(4,902,831)

Balance as at June 30, 2022	$310,789,001	$(116,654,735)	$194,134,266